GOODWILL (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill, by Reportable Segment

Changes in the carrying amount of goodwill, by reportable segment, from December 28, 2013 to June 28, 2014 are summarized as follows:

	West	Central	East	Total
Balance, December 28, 2013	$54,249	$72,789	$—	$127,038
Acquisitions	164,125	—	26,160	190,285

Balance, June 28, 2014	$218,374	$72,789	$26,160	$317,323

The following table presents goodwill by reportable segments and in total:

	Central	West	East	Total
Beginning Balance- December 31, 2011	$53,585	$91,598	$8,192	$153,375
Acquisitions	19,204	(205)	6,746	25,745

Balance, December 29, 2012	72,789	91,393	14,938	179,120
Acquisitions	—	16,120	—	16,120
Impairment	—	(53,264)	(14,938)	(68,202)

Balance, December 28, 2013	$72,789	$54,249	$—	$127,038